As filed with the Securities and Exchange Commission on June 4, 2012.

1933 Act Registration No. 333-177369
1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 7	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 10	[X]

CURIAN VARIABLE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

7601 Technology Way, Denver, Colorado 80237
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 847-4143

7601 Technology Way, Denver, Colorado 80237
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	K&L Gates LLP
Curian Variable Series Trust	70 West Madison Street
Vice President, Chief Legal Officer & Secretary	Suite 3100
1 Corporate Way	Chicago, Illinois 60602-4207
Lansing, Michigan 48951	Attn: Alan Goldberg

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[X]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This  Amendment to the  Registration  Statement on Form N1-A (the  "Registration Statement")  is being filed  pursuant to Rule 485(a) under the Securities Act of 1933, as amended.  This Amendment is being filed to reflect the following changes in a supplement:

1) Curian/DFA US Micro Cap Fund (new Investment Sub-Adviser - Dimensional Fund Advisors LP);

2) Curian/Franklin Templeton Frontier Markets Fund (new Investment Sub-Adviser - Templeton Asset Management Ltd.);

3) Curian/Neuberger Berman Currency Fund (new Investment Sub-Adviser - Neuberger Berman Fixed Income LLC);

4) Curian/Van Eck International Gold Fund (new Investment Sub-Adviser - Van Eck Associates Corporation);

5) Curian Guidance – Equity 100 Fund (new fund of fund option);

6) Curian Guidance – Fixed Income 100 Fund (new fund of fund option); and

7) to reflect other changes

to the Prospectus dated April 30,  2012 for the Curian Variable Series  Trust  and to the  Statement  of  Additional Information  dated April 30, 2012 both of which were filed with the Commission on April 26, 2012, as part of  Post-Effective  Amendment No. 7 to the Registration Statement and to file exhibits to the  Registration  Statement.  This  Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information,  exhibit, undertaking, or other information contained in the Registration Statement.

The Information In the Prospectus Is Not Complete And May Be Changed. We May Not Sell These Securities Until The Registration Statement Filed With The Securities And Exchange Commission Is Effective. This Prospectus Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

Supplement Dated August 27, 2012
 To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective August 27, 2012, unless otherwise noted below.

The following Funds should be added to the list of Funds on the cover page and to the Table of Contents:

Curian Guidance – Equity 100 Fund
Curian Guidance – Fixed Income 100 Fund
Curian/DFA US Micro Cap Fund
Curian/Franklin Templeton Frontier Markets Fund
Curian/Neuberger Berman Currency Fund
Curian/Van Eck International Gold Fund

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table following the first paragraph in its entirety and replace it with the following:

Asset Classes and Strategies

Absolute Return Bank Loan Commodities Broad Basket Convertible Arbitrage Corporate Bond Covered Call Writing Currency Emerging Markets Debt Emerging Markets Equity Equity Income
Global Real Estate

Global Tactical Allocation

Inflation-Protected Securities

Infrastructure

International Equity

International Equity Income

International Small Cap

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. High Yield

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

•
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

In summary prospectus for the Curian Guidance – Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies,” please delete the tables following the second paragraph in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity
Large Cap Equity Micro Cap Equity Mid Cap Equity Small Cap Equity

International Equity
Emerging Markets Equity International Equity

Fixed-Income
Bank Loan Emerging Markets Debt Inflation-Protected Securities Investment Grade Multisector Bond U.S. High Yield

Balanced
Global Tactical Allocation

Risk Management Asset Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Infrastructure Listed Private Equity Managed Futures Market Neutral Merger Arbitrage Natural Resources Precious Metals

In summary prospectus for the Curian Guidance – Institutional Alt 100 Fund, in the section entitled “Principal Investment Strategies,” please delete the tables following the second paragraph in its entirety and replace it with the following:

Traditional Asset Class and Strategies
Money Market Funds

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Global Real Estate Listed Private Equity Market Neutral Merger Arbitrage Natural Resources Precious Metals

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Curian Guidance – Equity 100 Fund

Investment Objectives.  The investment objective of the Curian Guidance – Equity 100 Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”) with an equity orientation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.02%
Total Annual Fund Operating Expenses	1.44%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$147	$456

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Covered Call Writing Emerging Markets Equity International Developed Equity Large Cap Growth	Large Cap Equity Large Cap Value Equity Micro Cap Equity Mid Cap Equity Mid Cap Value Equity	Small Cap Growth Equity Small Cap Equity Small Cap Value Equity

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations.  Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young, CFA	August 2012	Senior Vice President and Chief Investment Officer
James R. Ferrin, CFA	August 2012	Vice President and Director of Portfolio Management
Clint Pekrul, CFA	August 2012	Assistant Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Curian Guidance – Fixed Income 100 Fund

Investment Objectives.  The investment objective of the Curian Guidance – Fixed Income 100 Fund (the “Fund”) is to seek income and total return through investment in other funds (the “Underlying Funds”) with a fixed-income orientation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	0.75%
Total Annual Fund Operating Expenses	1.17%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$119	$372

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund tactically allocates its assets to Underlying Funds that invest amongst various fixed-income classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust or the Curian Variable Series Trust.  Not all Funds of the JNL Series Trust or the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Emerging Markets Debt Floating Rate Bond Global Bond High Yield Treasury Inflation Protected (TIPs)	U.S. Investment Grade Bond U.S. Short-Term Investment Grade Bond U.S. Government Bond U.S. Investment Grade Credit

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations.  Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young, CFA	August 2012	Senior Vice President and Chief Investment Officer
James R. Ferrin, CFA	August 2012	Vice President and Director of Portfolio Management
Clint Pekrul, CFA	2012	Assistant Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Curian/DFA US Micro Cap Fund

Investment Objectives.  The investment objective of the Curian/DFA US Micro Cap Fund (the “Fund”) is to seek long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.27%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$129	$403

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. Dimensional Fund Advisors LP (“Sub-Adviser”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  In constructing an investment portfolio, the Sub-Adviser identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  It then places priority on efficiently managing portfolio turnover and keeping trading costs low.  The Sub-Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. micro cap companies.  A company’s market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of the U.S. micro cap company, the greater its representation in the Fund.  The Sub-Adviser may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Sub-Adviser determines to be appropriate, given market conditions.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in securities of U.S. micro cap companies.  As of the date of this Prospectus, for the purposes of the Fund, the Sub-Adviser considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break.  Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Sub-Adviser.  When implementing its strategy, the Fund will, as of the date of this Prospectus, generally purchase securities of companies that are in the lowest 5% of total market capitalization but may also purchase securities of companies above this range that are considered micro cap companies under the Sub-Adviser’s market capitalization guidelines.

The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure for its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Fund may lend its portfolio securities to generate additional income.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

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Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

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Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
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Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

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Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

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Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

•	Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations.  Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Dimensional Fund Advisors LP

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Joseph H. Chi	August 2012	Senior Portfolio Manager and Vice President
Jed S. Fogdall	August 2012	Senior Portfolio Manager and Vice President
Henry F. Gray	August 2012	Head of Global Equity Trading and Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Curian/Franklin Templeton Frontier Markets Fund

Investment Objectives.  The investment objective of the Curian/Franklin Templeton Frontier Markets Fund (the “Fund”) is to seek long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.87%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$190	$588

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries.” The Fund deems the following countries to be frontier markets:

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Central and Eastern Europe: Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Ukraine

•	Africa: Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe

•	Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

•	Asia: Bangladesh, Indonesia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam

•	Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

The Fund may deem other countries to be frontier markets either currently or in the future. In general, frontier market countries are a sub-set of those currently considered to be emerging or developing markets by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International (MSCI) World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.

The Fund invests primarily in the equity securities of frontier market companies. The equity securities in which the Fund invests are principally common stock, including related depositary receipts. The Fund may invest in the equity securities of companies of any size. Because the securities of frontier market companies tend to be considered small and micro-cap, the Fund’s investments in equity securities consist principally of these of small and micro-cap companies.   The Fund may also use participatory notes, which are debt obligations issued by banks, to replicate equity market exposure in frontier markets where direct investment is either impossible or difficult due to investment restrictions.

When choosing equity investments for the Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price.

The Fund is “non-diversified” under the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

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Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

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Depositary receipts risk – The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

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Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

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Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

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Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

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Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

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Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

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Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

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Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

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Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

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Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

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Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

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Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

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Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

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Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note's performance may differ from the underlying security’s performance.  Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.

•	Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations.  Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Templeton Asset Management Limited (“TAML”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Mark Mobius, Ph.D.	August 2012	Executive Chairman of Templeton Emerging Markets Group, Portfolio Manager of Asset Management

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Curian/Neuberger Berman Currency Fund

Investment Objective.  The investment objective of the Curian/Neuberger Berman Currency Fund (the “Fund”) is to seek absolute return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.17%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$119	$372

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in currency-related investments.  Currency-related investments may include all currency spots, forwards, swaps, futures, and options as well as U.S. Treasury Bills, Notes and U.S. Government and Government Agency Securities.  The Fund seeks to generate absolute returns with low correlation to other asset classes.

The Fund will invest primarily in currencies of developed countries. The Fund will also invest, to a lesser extent, in emerging market currencies considered to be liquid. The Fund will invest in these currencies mainly, but not exclusively, through, currency spot contracts and currency forward contracts.  The Fund may also gain exposure to currencies through currency swaps, non-deliverable currency forwards, currency options and currency futures.

The management of the Fund is supported by a framework of fundamental tools that the Fund uses in seeking to assess relative value among currencies. The Fund analyzes data and seeks opportunities across multiple time horizons and uses a number of strategies based on fundamental factors such as multi-asset class momentum indicators, interest rates, growth, capital flows, distance from fair value, policy impact on growth, and structural factors.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers.  These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest in high quality (being rated BBB or above or equivalent by a Recognized Rating Agency) short-term money market instruments such as bank deposits, fixed or floating rate instruments (including but not limited to commercial paper), floating rate notes, certificates of deposit, debentures, asset backed securities and government or corporate bonds, cash and cash equivalents (including but not limited to treasury bills).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

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Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
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Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

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Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

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Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

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Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

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Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund.  A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.  For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.  The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments, which may include purchasing or selling call and put options.  A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price.  Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.  Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset.  The Fund may also use futures, swaps, and other derivative instruments to hedge risk.  The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed.  To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended.  Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.  In addition, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  It is not possible to hedge fully or perfectly against any risk.

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

•	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund.  For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity.  Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether.  While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.  Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

•
Swaps risk – Swap agreements involve risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations.  Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Neuberger Berman Fixed Income LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Ugo Lancioni	August 2012	Managing Director
Thomas Sontag	August 2012	Managing Director
Richard Grau	August 2012	Senior Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Curian/Van Eck International Gold Fund

Investment Objectives.  The investment objective of the Curian/Van Eck International Gold Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund may take current income into consideration when choosing investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.27%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$129	$403

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.  A company principally engaged in gold-related activities is one that derives at least 50% of its revenues from gold-related activities, including the exploration, mining or processing of or dealing in gold.  The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry.

The Fund invests in securities of companies with economic ties to countries throughout the world, including the U.S.  Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries.  The Fund may invest in securities of companies of any capitalization range.  The Fund primarily invests in companies that the portfolio manager believes represent value opportunities and/or that have growth potential within their market niche, through their ability to increase production capacity at reasonable cost or make gold discoveries around the world.  The portfolio manager utilizes both a macro-economic examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund may invest up to 25% of its net assets, as of the date of the investment, in gold and silver coins, gold, silver, platinum and palladium bullion and exchange-traded funds (“ETFs”) that invest primarily in such coins and bullion and derivatives on the foregoing, and physical metals. The Fund’s investments in coins and bullion will not earn income, and the sole source of return to the Fund from these investments will be from gains or losses realized on the sale of such investments.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure.  The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including ETFs.  The Fund may also invest in money market funds, but these investments are not subject to this limitation.  The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not economically feasible.

The Fund is “non-diversified” under the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.
•
Concentration in gold-mining industry risk – The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries.  The Fund maybe susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry.  Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold industry.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Direct investments risk – Direct investments may involve a high degree of business and financial risk that can result in substantial losses.  Because of the absence of any public trading market for many of these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities.  Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•
Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund. For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether. While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

•	Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations.  Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Van Eck Associates Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Joseph M. Foster	August 2012	Portfolio Manager
Imaru Casanova	August 2012	Investment Team Member
Charl P. de M. Malan	August 2012	Investment Team Member

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the prospectus, for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, and the Curian Guidance – Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies,” please delete the tables entitled “Underlying Funds and Asset Classes” following the third paragraph in its entirety and replace it with the following:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Management Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Management Asset Allocation
Curian/DFA US Micro Cap Fund	Micro Cap Equity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Frontier Markets Fund	Emerging Markets Equity
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Neuberger Berman Currency Fund	Currency
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Credit Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral
Curian/Van Eck International Gold Fund	Precious Metals

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Commodity Securities Fund	Commodities Broad Basket
JNL/BlackRock Global Allocation Fund	Global Tactical Allocation
JNL/Brookfield Global Infrastructure Fund	Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Multisector Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Global Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Global Tactical Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Protected Securities
JNL/PPM America Floating Rate Income Fund	Bank Loan
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

In the prospectus, for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, and the Curian Guidance – Institutional Alt 65 Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

•	Frontier market countries risk
•	Micro-cap company risk
•	Precious metal related securities risk

In the prospectus, for the Curian Guidance – Institutional Alt 100 Fund, in the section entitled “Principal Investment Strategies,” please delete the tables entitled “Underlying Funds and Asset Classes” following the third paragraph in its entirety and replace it with the following:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Neuberger Berman Currency Fund	Currency
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral
Curian/Van Eck International Gold Fund	Precious Metals

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Commodity Securities Fund	Commodities Broad Basket
JNL/Brookfield Global Infrastructure Fund	Infrastructure
JNL/Invesco Global Real Estate Fund	Global Real Estate
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

In the prospectus, for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, and the Curian Guidance – Institutional Alt 100 Fund, in the section entitled “The Adviser and Portfolio Management,” please delete the last paragraph in its entirety and replace it with the following:

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s Semi-Annual Report to shareholders dated June 30, 2012.

In the prospectus, for the Curian Tactical Advantage 35 Fund, the Curian Tactical Advantage 60 Fund, the Curian Tactical Advantage 75 Fund, the Curian Dynamic Risk Advantage – Diversified Fund, the Curian Dynamic Risk Advantage – Aggressive Fund, the Curian Dynamic Risk Advantage – Income Fund, the Curian/American Funds® Growth Fund, the Curian/AQR Risk Parity Fund, the Curian/Epoch Global Shareholder Yield Fund, the Curian/FAMCO Flex Core Covered Call Fund, the Curian/Franklin Templeton Natural Resources Fund, the Curian/Invesco Balanced-Risk Commodities Strategy Fund, the Curian/Nicholas Convertible Arbitrage Fund, the Curian/PIMCO Credit Income Fund, the Curian/PineBridge Merger Arbitrage Fund, the Curian/The Boston Company Equity Income Fund, and the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the last paragraph in its entirety and replace it with the following:

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s Semi-Annual Report to shareholders dated June 30, 2012.

The following Fund should be added to the prospectus section entitled "Additional Information About Each Fund":

Curian Guidance – Equity 100 Fund

Investment Objectives.  The investment objective of the Curian Guidance – Equity 100 Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”) with an equity orientation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Underlying Funds representing various asset classes and strategies.  The Fund tactically allocates its assets to Underlying Funds that invest primarily among various equity classes, as well as non-traditional investments.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be tactical in nature within a modest range around the target allocation set within the tactical oriented Underlying Funds; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace or add to Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes and strategies:

Underlying Funds and Asset Classes and Strategies

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/DFA US Micro Cap Fund	Micro Cap Equity
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Frontier Markets Fund	Diversified Frontier Markets

JNL Series Trust
Underlying Fund	Asset Class
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value Equity
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth Equity
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Equity
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Equity
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Equity
JNL/Mellon Capital Management International Index Fund	International Developed Equity
JNL/PPM America Mid Cap Value Fund	Mid Cap Value Equity
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth Equity
JNL/T. Rowe Price Value Fund	Large Cap Value Equity

The Fund seeks to achieve the primary objective of long-term growth of capital through tactically adjusted allocations of its assets to Underlying Funds that invest among various equity classes, as well as non-traditional investments.  These investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with what each Sub-Adviser of the Underlying Funds believes to be above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and non-traditional investments.  Non-traditional investments may include Underlying Funds that invest in commodities, currencies, real estate, infrastructure, and other less than traditional investment strategies such as include derivatives, options, and short selling of securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Swaps risk
•	Small-capitalization investing risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Commodity risk
•	Industry concentration risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s Semi-Annual Report to shareholders dated June 30, 2012.

The following Fund should be added to the prospectus section entitled "Additional Information About Each Fund":

Curian Guidance – Fixed Income 100 Fund

Investment Objectives.  The investment objective of the Curian Guidance – Fixed Income 100 Fund (the “Fund”) is to seek income and total return through investment in other funds (the “Underlying Funds”) with a fixed-income orientation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Underlying Funds representing various asset classes and strategies.  The Fund tactically allocates its assets to Underlying Funds that invest primarily among various fixed-income classes, as well as non-traditional investments.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be tactical in nature within a modest range around the target allocation set within the tactical oriented Underlying Funds; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace or add to Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/PIMCO Credit Income Fund	U.S. Investment Grade Credit

JNL Series Trust
Underlying Fund	Asset Class
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Bond
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield Bond
JNL/T. Rowe Price Short-Term Bond Fund	U.S. Short-Term Investment Grade Bond
JNL/JPMorgan U.S. Government & Quality Bond Fund	U.S. Government Bond

The Fund seeks to achieve the primary objective of income and total return, through tactically adjusted allocations of its assets to Underlying Funds that invest among various fixed-income classes, as well as non-traditional investments.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and non-traditional investments.  Fixed-income allocations may include bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest in investment-grade securities as well as high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Non-traditional investments may include Underlying Funds that invest in commodities, currencies, real estate, infrastructure, and other less than traditional investment strategies such as include derivatives, options, and short selling of securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Swaps risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Investment strategy risk
•	Leveraging risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the JNL Series Trust and the Curian Variable Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s Semi-Annual Report to shareholders dated June 30, 2012.

The following Fund should be added to the prospectus section entitled "Additional Information About Each Fund":

Curian/DFA US Micro Cap Fund

Investment Objectives.  The investment objective of the Curian/DFA US Micro Cap Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies.  Dimensional Fund Advisors LP (“Sub-Adviser”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  In constructing an investment portfolio, the Sub-Adviser identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  It then places priority on efficiently managing portfolio turnover and keeping trading costs low.  The Sub-Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. micro cap companies.  A company’s market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of the U.S. micro cap company, the greater its representation in the Fund.  The Sub-Adviser may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Sub-Adviser determines to be appropriate, given market conditions.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in securities of U.S. micro cap companies.  As of the date of this Prospectus, for the purposes of the Fund, the Sub-Adviser considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break.  Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Sub-Adviser.  When implementing its strategy, the Fund will, as of the date of this Prospectus, generally purchase securities of companies that are in the lowest 4% of total market capitalization but may also purchase securities of companies above this range that are considered micro cap companies under the Sub-Adviser’s market capitalization guidelines.

The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure for its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Fund may lend its portfolio securities to generate additional income.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Equity securities risk
•	Growth investing risk
•	Investment value style risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Micro-cap company risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  For purposes of the Fund, the Sub-Adviser considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break. The Fund may purchase securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Fund. There is some overlap in the companies in which the Fund invests. Generally, it is the intention of the Fund to purchase the stock of eligible companies using a market capitalization weighted approach.  The Fund is authorized to invest in privately placed convertible debentures, and the value thereof, together with the value of all other illiquid investments, may not exceed 10% of the value of the Fund’s net assets at the time of purchase.

The Fund intends to invest in the securities of eligible companies using a market capitalization weighted approach.  The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country or region. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. Even though a company’s stock may meet the applicable market capitalization criterion, it may not be purchased if (i) in the Sub-Adviser’s judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition, (iii) a significant portion of the issuer’s securities are closely held, or (iv) the Sub-Adviser determines, in its judgment, that the purchase of such stock is inappropriate given other conditions. Further, securities of REITs generally will not be acquired (except as part of a merger, consolidation, acquisition of assets or other corporate action).

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

Generally, current income is not sought as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Dimensional Fund Advisors LP (“DFA”), 6300 Bee Cave Road, Building One, Austin, Texas 78746.  DFA has been engaged in the business of providing investment management services since May 1981.  DFA is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  As of January 31, 2012, assets under management for DFA and its affiliates totaled approximately $230 billion.

Joseph H. Chi is a Senior Portfolio Manager and Vice President of DFA and chairman of DFA’s Investment Committee.  Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined DFA as a Portfolio Manager in 2005, has been co-head of DFA’s portfolio management group since 2012, and has been responsible for the Fund since 2012.

Jed S. Fogdall is a Senior Portfolio Manager and Vice President of DFA and a member of DFA’s Investment Committee.  Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University.  Mr. Fogdall joined DFA as a Portfolio Manager in 2004, has been co-head of DFA’s portfolio management group since 2012, and has been responsible for the Fund since 2012.

Henry F. Gray is Head of Global Equity Trading and a Vice President of DFA and a member of DFA’s Investment Committee.  Mr. Gray received his MBA from the University of Chicago in 1995 and his BA from Princeton University in 1989.  Mr. Gray joined DFA in 1995, was a Portfolio Manager from 1995 to 2005, and has been Head of Global Equity Trading since 2006 and responsible for the Fund since 2012.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s Semi-Annual Report to shareholders dated June 30, 2012.

The following Fund should be added to the prospectus section entitled "Additional Information About Each Fund":

Curian/Franklin Templeton Frontier Markets Fund

Investment Objectives.  The investment objective of the Curian/Franklin Templeton Frontier Markets Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries,” as defined below.

The Fund deems the following countries to be “frontier markets:”

•
Central and Eastern Europe: Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Ukraine

•	Africa: Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe

•	Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

•	Asia: Bangladesh, Indonesia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam

•	Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

The Fund may deem other countries to be “frontier markets” either currently or in the future. In general, frontier market countries are a sub-set of those currently considered to be emerging or developing markets by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.

For purposes of the Fund’s investments, frontier market companies are those:

•	whose principal securities trading markets are in frontier market countries; or

•	that derive 50% or more of their total revenue or profit from either goods or services produced or sales made in frontier market countries; or

•	that have 50% or more of their assets in frontier market countries; or

•	that are linked to currencies of frontier market countries; or

•	that are organized under the laws of, or with principal offices in, frontier market countries.

The Fund invests primarily in the equity securities of frontier market companies. The Fund’s investments in equity securities may include investments in companies of any size. Because the securities of frontier market companies tend to be considered small and micro-cap, the Fund’s investments in equity securities may include small and micro-cap companies. The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks, convertible securities and related depository receipts are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances. The Fund may invest in convertible securities without regard to the ratings assigned by rating services. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to the Fund’s main investments, the Fund may invest up to 20% of its net assets in securities of issuers in countries that are not deemed to be frontier market. The Fund may also invest up to 20% of its net assets in debt obligations of issuers located in frontier market countries, which may be lower-rated or unrated, and which include participatory notes.  Participatory notes are structured as debt securities and are sold by a bank in markets where the Fund is restricted from directly purchasing equity securities.  The Fund may tender a participatory note for cash payment in an amount that reflects the current market value of underlying equity investments, reduced by program fees.  The Fund may also invest up to 15% of its net assets in illiquid securities.

When choosing equity investments for this Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. The analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Credit risk
•	Depositary receipts risk
•	Emerging markets risk
•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Frontier market countries risk
•	Industry concentration risk
•	Investment style risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Micro-cap company risk
•	Non-diversification risk
•	Participation note risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Templeton Asset Management Ltd. (“TAML”), whose principal office is 7 Temasek Boulevard, Suntec Tower One, #38-03, Singapore 038987.  TAML has a branch office in Hong Kong.  Together, TAML and its affiliates manage as of December 31, 2011, over $670.3 billion in assets, and have been in the investment management business since 1947.

The Fund is managed by a dedicated professional focused on investments in frontier market countries.  The portfolio manager of the Fund is Mark Mobius, PH.D.  Dr. Mobius has been the lead portfolio manager of the Fund since its inception. Dr. Mobius has primary responsibility for the investments of the Fund. Dr. Mobius has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Dr. Mobius may perform these functions, and the nature of these functions, may change from time to time. Dr. Mobius joined Franklin Templeton Investments in 1987.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s Semi-Annual Report to shareholders dated June 30, 2012.

The following Fund should be added to the prospectus section entitled "Additional Information About Each Fund":

Curian/Neuberger Berman Currency Fund

Investment Objective.  The investment objective of the Curian/Neuberger Berman Currency Fund (the “Fund”) is to seek absolute return.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in currency-related investments.  Currency-related investments may include all currency spots, forwards, swaps, futures, options, etc. as well as US Treasury Bills, Notes and U.S. Government and Government Agency Securities.  The Fund seeks to generate absolute return over a medium to long-term investment with low correlation to other asset classes. The Fund focuses on multiple macro economic factors, multiple time horizons, and multiple trading strategies.  The Fund is based on a fundamentally driven, relative value investment approach.

The Fund will invest primarily in global liquid currencies (including, but without limitation, Australian Dollar, Canadian Dollar, Swiss Franc, Euro, Sterling, Japanese Yen, Norwegian Krone, New Zealand Dollar, Swedish Krona and US Dollar). The Sub-Adviser may also invest, to a lesser extent, in emerging market currencies (including, but without limitation, Brazilian Real, Mexican Peso, Czech Koruna, Chilean Peso, South Korean Won, Singaporean Dollar, Thai Baht, Polish Zloty, Turkish Lira and South African Rand).

The Fund will invest in a universe of global currencies mainly, but not exclusively, through, currency spot contracts and currency forward contracts.  The Sub-Adviser may also gain exposure to currencies through currency swaps, non-deliverable currency forwards, currency options and currency futures.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers.  These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest in high quality (being rated BBB or above or equivalent by a Recognized Rating Agency) short-term money market instruments such as bank deposits, fixed or floating rate instruments (including but not limited to commercial paper), floating rate notes, certificates of deposit, debentures, asset backed securities and government or corporate bonds, cash and cash equivalents (including but not limited to treasury bills).

Investment Process and Portfolio Construction.  The Sub-Adviser’s investment process starts with an analysis based on a large number of fundamental factors illustrated here:

•	Growth: Countries with strong growth prospects should see their currencies outperform.
•
Stability: Overvaluation of a currency should lead to deterioration in the current account balance and risk of mean reversion behavior. Countries running large fiscal deficits increase their currency vulnerability.

•	Yield: Currencies with higher interest rates are attractive.
•	Monetary Policy: Monetary policy expectations influence short term dynamics.
•	Capital Flows: Investment opportunities attract capital. Developments in equity and commodity markets have significant influence on currency performance.
•	Risk Aversion: Volatile markets reduce the attractiveness of ‘carry’ trades. Investors look for currencies with strong fundamentals when risk aversion is high.

New and historical information is gathered on a daily basis through a framework of tools and indicators which enables the Sub-Adviser to incorporate a large quantity of data into their investment decision making process. Data is gathered across fundamental factors across short, medium and long term time horizons.

The discretionary judgment of the Sub-Adviser is integral to the construction process of the Fund as not all information or events can be quantitatively analyzed. For example, political events, the effects of corporate hedging and market positioning and changes in regulatory regimes can have a significant impact on the markets yet can be difficult to capture effectively using quantitative tools alone.

The construction of the Fund is achieved in several ways:

•	Fundamental factor or drivers incorporated in the Investment Manager’s analysis
•	Time horizon, short, medium and long term inputs
•	Trading strategies that are used to implement the Investment Manager’s views

This diversification allows the Sub-Adviser to construct the Fund which is not reliant on a single idea or theme and is not unduly exposed to a small number (or single) dominant risk factor.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Bonds risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Hedging instruments risk
•	Leveraging risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Options risk
•	Portfolio turnover risk
•	Regulation of derivatives risk
•	Swaps risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Neuberger Berman Fixed Income LLC (“NBFI”), located at 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603.  Pursuant to an investment advisory agreement, NBFI is responsible for choosing the Fund’s investments and handling its day-to-day business; however, certain services may be performed by affiliates of NBFI.  NBFI carries out its duties subject to the policies established by the Board of Trustees.  Together, NBFI and its affiliates (collectively, “Neuberger Berman”) manage approximately $193 billion in total assets (as of 12/31/2011) and continue an asset management history that began in 1939.

Ugo Lancioni, Managing Director, joined the firm in 2007.  Mr. Lancioni is a Currency Portfolio Manager and heads the Currency team responsible for Discretionary FX strategies.  Prior to joining the firm, Mr. Lancioni was employed by JPMorgan for 11 years.  Mr. Lancioni received a Masters Degree in Economics from the University “La Sapienza” in Rome.

Thomas Sontag, Managing Director, joined the firm in 2004. Mr. Sontag is a Portfolio Manager responsible for active and index portfolios and is a member of the Investment Grade Strategy Committee and the Structured Products team. Prior to joining the firm, he served as a portfolio manager with Strong Capital Management for six years.  Mr. Sontag earned a BBA and an MBA from the University of Wisconsin.

Richard Grau, Senior Vice President, joined the firm in 1993.  Mr. Grau is a Portfolio Manager on the Short Duration, Intermediate, and Core Investment teams.  He received a BS from Rutgers University and an MBA from New York University.

Mr. Lancioni is responsible for the Fund’s currency-related investments. Mr. Sontag and Mr. Grau are responsible for the Fund’s investments in U.S. Treasury Bills, Notes, U.S. Government and Agency Securities and other cash management instruments.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s Semi-Annual Report to shareholders dated June 30, 2012.

The following Fund should be added to the prospectus section entitled "Additional Information About Each Fund":

Curian/Van Eck International Gold Fund

Investment Objectives.  The investment objective of the Curian/Van Eck International Gold Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund may take current income into consideration when choosing investments.

Principal Investment Strategies.  Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.  A company principally engaged in gold-related activities is one that derives at least 50% of its revenues from gold-related activities, including the exploration, mining or processing of or dealing in gold.  The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry.

The Fund invests in securities of companies with economic ties to countries throughout the world, including the U.S.  Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries.  The Fund may invest in securities of companies of any capitalization range.  The Fund primarily invests in companies that the portfolio manager believes represent value opportunities and/or that have growth potential within their market niche, through their ability to increase production capacity at reasonable cost or make gold discoveries around the world.  The portfolio manager utilizes both a macro-economic examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund may invest up to 25% of its net assets, as of the date of the investment, in gold and silver coins, gold, silver, platinum and palladium bullion and exchange-traded funds (“ETFs”) that invest primarily in such coins and bullion and derivatives on the foregoing, and physical metals. The Fund’s investments in coins and bullion will not earn income, and the sole source of return to the Fund from these investments will be from gains or losses realized on the sale of such investments.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure.  The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including ETFs.  The Fund may also invest in money market funds, but these investments are not subject to this limitation.  The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not economically feasible.

The Fund is “non-diversified” under the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Commodity-linked derivatives risk
•	Concentration in gold-mining industry risk
•	Currency risk
•	Derivatives risk
•	Direct investments risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Industry concentration risk
•	Investment in other investment companies risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Non-diversification risk
•	Regulation of derivatives risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Structured note risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Van Eck Associates Corporation (“Van Eck”), 335 Madison Avenue, New York, New York 10017.  Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, exchange-traded funds, other pooled investment vehicles and separate accounts.  As of December 31, 2011, Van Eck’s assets under management were approximately $33.1 billion.

The Fund’s portfolio manager and investment team members are responsible for the day-to-day portfolio management of the Fund.  The portfolio manager oversees all investment research and decisions related to fund portfolio strategy and allocations, while the investment team member conducts ongoing investment research and analysis.

Joseph M. Foster is portfolio manager of the Fund and a senior precious metals analyst.  He has been with Van Eck since 1996 and is currently the portfolio manager for various funds advised by Van Eck.

Imaru Casanova is an investment team member and a senior precious metals analyst.  She joined Van Eck in 2011 and currently serves on the investment team for various funds advised by Van Eck.

Charl P. de M. Malan is an investment team member and a senior base and industrial metals analyst.  He joined Van Eck in 2003 and currently serves on the investment team for various funds advised by Van Eck.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s Semi-Annual Report to shareholders dated June 30, 2012.

Please delete the row entitled “Curian Guidance Maximum Growth Fund” and replace it with the following in the table in the section entitled “Benchmarks”:

Name	Primary Benchmark	Secondary Benchmark(s)
Curian Guidance Maximum Growth Fund	S&P 500 TR	S&P500/MSCI EAFE/BarCap Agg/HFRX Aggregate (35/20/15/30)

Please add the following rows to the section entitled “Benchmarks”:

Name	Primary Benchmark	Secondary Benchmark(s)
Curian Guidance – Equity 100 Fund	MSCI ACWI	Not Applicable
Curian Guidance – Fixed-Income 100 Fund	Barclays Capital Aggregate Bond	Not Applicable
Curian/DFA US Micro Cap Fund	Russell Microcap TR USD	Not Applicable
Curian/Franklin Templeton Frontier Markets Fund	MSCI Frontier Markets NR USD	Not Applicable
Curian/Neuberger Berman Currency Fund	BofAML US Treasury Bill 3 Mon	Not Applicable
Curian/Van Eck International Gold Fund	FTSE Gold Mines TR USD	Not Applicable

Please add the following risks to the section entitled “Glossary of Risks”:

Concentration in gold-mining industry risk – The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries.  The Fund maybe susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry.  Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold industry.

Direct investments risk – Direct investments may involve a high degree of business and financial risk that can result in substantial losses.  Because of the absence of any public trading market for many of these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities.  Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Frontier market countries risk – Frontier market countries generally have smaller economies and less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Governments of many frontier market countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of the Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.

The frontier market countries in which the Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Fund’s returns.

Banks in frontier market countries used to hold the Fund’s securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the settlement systems.

Investment style risk – The returns from a certain investment style may trail returns from the overall stock market.  Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Micro-cap company risk - Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note's performance may differ from the underlying security’s performance.  Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.

Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities.  Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities.  The performance of these notes is determined by the price movement of the commodities underlying the note.  These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities.  This means that the Fund may lose money if the issuer of the note defaults and that the Fund may not be able to readily close out its investment in such notes without incurring losses.

Please delete “Credit risk” and “Depositary receipts risk” in the section entitled “Glossary of Risks,” in its entirety and replace it with the following:

Credit risk – The Fund could lose money on a debt security, including a participatory note, if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

Depositary receipts risk – The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material.  Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.  Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in the issuer’s home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

In the section entitled "Management of the Trust," sub-section entitled “Advisory Fee,” please add the following Funds to the table:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
Curian Guidance – Equity 100 Fund	All Assets	0.20%
Curian Guidance – Fixed-Income 100 Fund	All Assets	0.20%
Curian/DFA US Micro Cap Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%
Curian/Franklin Templeton Frontier Markets Fund	$0 to $1 billion Over $1 billion	1.40% 1.35%
Curian/Neuberger Berman Currency Fund	$0 to $1 billion Over $1 billion	0.70% 0.65%
Curian/Van Eck International Gold Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%

In the section entitled "Financial Highlights", add the paragraph below and the Financial Highlights:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2012 (semi-annual report) has not been audited.

[to be updated by amendment]

(To be used with: ____________)

CMV__________ 08/12

The Information In the Statement of Additional Information Is Not Complete And May Be Changed. We May Not Sell These Securities Until The Registration Statement Filed With The Securities And Exchange Commission Is Effective. This Statement of Additional Information Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

Supplement Dated August 27, 2012
To The Statement of Additional Information
Dated April 30, 2012

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective August 27, 2012, unless otherwise noted below.

On page 14, please delete the first full paragraph in its entirety and replace it with the following:

A forward foreign currency contract is an obligation to purchase or sell a specific currency or multinational currency unit at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract), which is individually negotiated and privately traded by currency traders and their customers in the interbank market.  A Fund may either accept or make delivery of the currency specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.  Forward currency contracts may also be cash settled, and a Fund may not actually deliver or take delivery of a foreign currency.  Closing forward transactions may be executed prior to the termination date, or rolled over, with or without the original counter-party.

On page 20, please add the following:

Participatory notes.  A participatory note, as used by the Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted. In countries where direct ownership by a foreign investor, such as the Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Fund’s investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Fund to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

Participatory notes are generally structured and sold by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market. Pursuant to the terms of the instrument, the Fund may tender a participatory note for cash payment in an amount that reflects the current market value of the underlying investments, less program expenses, such as trading costs, taxes and duties. The participatory notes represent unsecured, unsubordinated contractual rights of the issuer of the participatory notes. They do not confer any right, title or interest in respect to the underlying equity securities or provide rights against the issuer of the underlying securities.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk. While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Participatory notes are also not traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

On page 47, please delete paragraph (1) in its entirety and replace it with the following:

(1)           Each Fund, except the Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Income Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed-Income 100 Fund, Curian/AQR Risk Parity Fund, Curian/Franklin Templeton Frontier Markets Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, Curian/Neuberger Berman Currency Fund, Curian/PineBridge Merger Arbitrage Fund, and Curian/Van Eck International Gold Fund shall be a “diversified company,” as such term is defined under the 1940 Act.

On page 47, please delete paragraph (2) in its entirety and replace it with the following:

(2)           No Fund (except for the Curian/Invesco Balanced-Risk Commodities Strategy Fund and Curian/Franklin Templeton Natural Resources Fund) may invest more than 25% of the value of their respective assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities).  In addition, the Curian/Van Eck International Gold Fund may invest more than the 25% of the value of its respective assets in any particular industry (other than U.S. government securities and securities issued by its agencies and instrumentalities and securities issued by its agencies and instrumentalities and/or foreign sovereign debt securities).  It is important to note that industry classification may be very narrow.  For example, the telecommunications industry is comprised of several services, which are considered separate industries by the Sub-Advisers.  Services can include cellular, long distance, paging and messaging, satellite or data and internet.  As the telecommunications industry continues to expand, there may be more service industries created.  Similarly, within the metals and mining industry, issuers may be classified into several distinct industries that are considered separate industries, including, but not limited to the following: aluminum, diversified metals and mining, gold, precious metals and minerals, steel, copper, and nickel.  As different industries continue to expand, new technologies are created, and companies continue to specialize, there may be more industries created.  Currency positions are not considered to be an investment in a foreign government for industry concentration purposes, but may be considered an investment in a foreign government for other portfolio compliance testing purposes.

On page 47, please delete paragraph (4) in its entirety and replace it with the following:

(4)           No Fund may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities), except that the Curian/Van Eck International Gold Fund may invest in gold and silver coins which are legal tender in the country of issue and gold and silver bullion, and palladium and platinum group metals bullion.

On page 48-49, please add the following to the section entitled “Operating Policies”:

For the Curian/DFA US Micro Cap Fund:

(a)
The Fund may invest under normal circumstances, at least 80% of its net assets in securities of U.S. micro cap companies.  The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain this market exposure for its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

(b)
The Sub-Adviser considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break.

For the Curian/Franklin Templeton Frontier Markets Fund:

(a)
The Fund may invest under normal market conditions, at least 80% of its net assets in securities of companies located in “frontier market countries.”  Frontier market countries are a sub-set of those currently considered to be emerging or developing markets by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International (MSCI) World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.

For the Curian/Neuberger Berman Currency Fund:

(a)
The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in currency-related investments.  Currency-related investments may include all currency spots, forwards, swaps, futures, and options as well as U.S. Treasury Bills, Notes and U.S. Government and Government Agency Securities.

(b)
The Fund will invest primarily in currencies of developed countries.  The Fund will also invest, to a lesser extent, in emerging market currencies considered to be liquid.  The Fund will invest in these currencies mainly, but not exclusively, through, currency spot contracts and currency forward contracts.  The Fund may also gain exposure to currencies through currency swaps, non-deliverable currency forwards, currency options and currency futures.

(c)
The Fund may also invest in high quality (being rated BBB or above or equivalent by a Recognized Rating Agency) short-term money market instruments such as bank deposits, fixed or floating rate instruments (including but not limited to commercial paper), floating rate notes, certificates of deposit, debentures, asset backed securities and government or corporate bonds, cash and cash equivalents (including but not limited to treasury bills).

For the Curian/Van Eck International Gold Fund:

(a)
Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.

(b)	The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure.

(c)	The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry.

(d)
The Fund may invest up to 25% of its net assets, as of the date of the investment, in gold and silver coins, gold, silver, platinum and palladium bullion and exchange-traded funds (“ETFs”) that invest primarily in such coins and bullion and derivatives on the foregoing, and physical metals.

On page 53, please delete paragraph (a) of the section entitled “Operating Policies” in its entirety and replace it with the following:

(a)
The Funds (other than the following Funds:  Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance –Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Income Fund, Curian Guidance – Equity 100 Fund, and Curian Guidance – Fixed-Income 100 Fund) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.  The AFIS Feeder Fund will acquire securities of registered open-end investment companies in reliance upon Section 12(d)(1)(E) of the 1940 Act.  However, the Funds may invest in investment companies to the extent permitted under Rule 12d1-1, Rule 12d1-2, and Rule 12d1-3 under the 1940 Act.

On page 54, please delete the third paragraph of the section entitled “Trustees and Officers of the Trust” in its entirety and replace it with the following:

For purposes of this section, the term “Fund Complex” includes each of the following investment companies:  Curian Variable Series Trust (32 portfolios) and Curian Series Trust (3 portfolios).  The term “Fund Complex” does not include other funds that are a part of the same group of investment companies, including funds sponsored by Jackson.

On pages 54-55, in the section entitled “Trustees and Officers of the Trust,” please delete the in the third column entitled Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer” and replace it with 35.

On pages 56-57, in the section entitled “Trustees and Officers of the Trust,” please delete the row for Steven J. Fredricks.

On pages 56-57, in the section entitled “Trustees and Officers of the Trust,” please add the following:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Officers
Emily Eibergen (28) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (05/2012 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Attorney of Jackson National Asset Management, LLC (“JNAM”) (11/2011 to present); Departmental Specialist, Michigan Public Health Institute (7/2010 to 10/2011); Legal Assistant, Guyselman & Ehnis-Clark (2009 to 2010); Attended Thomas M. Cooley Law School (9/2006 to 1/2010)

Joseph O’Boyle (49) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (05/2012 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Chief Compliance Officer – Curian Funds of Jackson National Asset Management, LLC (“JNAM”) (4/2012 to present); Chief Compliance Officer, Guggenheim Funds (2011 – 2012); Chief Compliance Officer, Calamos Investments (“Calamos”) (2008 – 2011); Director of Internal Audit and Risk Assessment, Calamos (2005 – 2008).

Gerard A. M. Oprins (52) 1 Corporate Way Lansing, MI 48951	Vice President (03/2012 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President and Chief Financial Officer of JNAM (4/2011 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (3/2012); Business Consultant (2009 to 3/2011); Partner, Ernst & Young LLP (1995 to 2009)

On pages 61-63, please delete the section entitled “Principal Holders of the Trust’s Shares” in its entirety and replace it with the following:

As of ___________, 2012 [to be updated by amendment], the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.  As of ____________, 2012[to be updated by amendment], the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below.  Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant separate accounts.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  As of ___________, 2012 [to be updated by amendment], the following persons were deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of the Fund(s) indicated below.

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned

On page 64, please delete the fourth paragraph in the section “Curian Capital, LLC” and replace it with the following:

Curian determines the allocations for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance –Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, the Curian Guidance – Institutional Alt 100 Fund, the Curian Guidance – Equity 100 Fund, the Curian Guidance – Fixed-Income 100 Fund, the Curian Tactical Advantage 35 Fund, the Curian Tactical Advantage 60 Fund, the Curian Tactical Advantage 75 Fund, the Curian Dynamic Risk Advantage – Diversified Fund, the Curian Dynamic Risk Advantage – Aggressive Fund, and the Curian Dynamic Risk Advantage – Income Fund.

On page 67, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please add the following table:

The following table reflects information as of June 30, 2012: [to be updated by amendment]

Curian Guidance – Equity 100 Fund and Curian Guidance – Fixed-Income 100 Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Steven B. Young		$		$		$
James R. Ferrin		$		$		$
Clint Pekrul		$		$		$

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Steven B. Young		$		$		$
James R. Ferrin		$		$		$
Clint Pekrul		$		$		$

In the section entitled “Investment Adviser, Sub-Advisers and Other Services Providers”, please add the following:

Dimensional Fund Advisors LP [to be Updated by amendment]

Dimensional Fund Advisors LP (“DFA”), 6300 Bee Cave Road, Building One, Austin, Texas 78746, serves as Sub-Adviser to the JNL/DFA US Micro Cap Fund.  DFA has been engaged in the business of providing investment management services since May 1981.  DFA is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  As of January 31, 2012, assets under management for all DFA affiliated advisors totaled approximately $230 billion.

Portfolio Manager Compensation Structure

Portfolio managers receive a base salary and bonus.  Compensation of a portfolio manager is determined at the discretion of DFA and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors.  The compensation of portfolio managers is not directly based upon the performance of the Global Small & Mid Cap Fund or other accounts that they manage.  DFA reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market.  Each portfolio manager’s compensation consists of the following:

•	BASE SALARY. Each portfolio manager is paid a base salary. DFA considers the factors described above to determine each portfolio manager’s base salary.
•	SEMI-ANNUAL BONUS. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based on the factors described above.
•
RESTRICTED STOCK.  Portfolio managers may be awarded the right to purchase restricted shares of DFA’s stock as determined from time to time by the Board of Directors of DFA or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.  In addition, portfolio managers may be given the option of participating in DFA’s Long Term Incentive Plan.  The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations.  Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of June 30, 2012:

Joseph H. Chi	Number Of Accounts	Total Assets ($Mil)
registered investment companies:
other pooled investment vehicles:
other accounts:

Jed S. Fogdall	Number Of Accounts	Total Assets ($Mil)
registered investment companies:
other pooled investment vehicles:
other accounts:

Henry F. Gray	Number Of Accounts	Total Assets ($Mil)
registered investment companies:
other pooled investment vehicles:
other accounts:

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has primary day-to-day responsibilities with respect to multiple accounts.  In addition to the JNL/DFA U.S. Core Equity Fund (“Portfolio”), other accounts may include registered mutual funds, unregistered pooled investment vehicles, and accounts managed for organizations and individuals (“Accounts”).  An Account may have a similar investment objective to the Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolio or apparent conflicts of interest include:

•
TIME MANAGEMENT.  The management of multiple Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolio and/or Accounts.  DFA seeks to manage such competing interests for the time and attention of the portfolio manager by having him focus on a particular investment discipline.  Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolio.

•
INVESTMENT OPPORTUNITIES.  It is possible that at times identical securities will be held by both the Portfolio and one or more Accounts.  However, positions in the same security may vary and the length of time that the Portfolio or an Account may choose to hold its investment in the same security may likewise vary.  If a portfolio manager identifies a limited investment opportunity that may be suitable for the Portfolio and one or more Accounts, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders.  To deal with these situations, DFA has adopted procedures for allocating portfolio transactions across the Portfolio and Accounts.

•
BROKER SELECTION. With respect to securities transactions for the Portfolio, DFA determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain Accounts (such as separate accounts), DFA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, DFA or its affiliates may place separate, non-simultaneous, transactions for the Portfolio and an Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account.

•
PERFORMANCE-BASED FEES.  For some Accounts, DFA may be compensated based on the profitability of the Account, such as by a performance-based management fee.  These incentive compensation structures may create a conflict of interest for DFA with regard to Accounts where DFA is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where DFA might share in investment gains.

•
INVESTMENT IN AN ACCOUNT. A portfolio manager or his/her relatives may invest in an account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat an Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolio or other Accounts for which they have portfolio management responsibilities.

DFA has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Research Portfolio Coordinators for the Curian/DFA US Micro Cap Fund

Security Ownership of Portfolio Manager(s)	Joseph H. Chi	Jed S. Fogdall	Henry F. Gray
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Templeton Asset Management Limited [to be Updated by amendment]

Templeton Asset Management Ltd. (“TAML”), whose principal office is 7 Temasek Boulevard, Suntec Tower One, #38-03, Singapore 038987 serves as the Sub-Adviser to the Curian/Franklin Templeton Frontier Markets Fund.  Together, TAML and its affiliates manage as of December 31, 2011, over $670.3 billion in assets, and have been in the investment management business since 1947.

Portfolio Manager Compensation Structure

The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary   Each portfolio manager is paid a base salary.

Annual bonus   Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of a Franklin Templeton fund which vest over a three-year period (17.5% to 25%) and other mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•
Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•
Non-investment performance. The more qualitative contributions of a portfolio manager to the investment manager’s business and the investment management team, including business knowledge, contribution to team efforts, mentoring of junior staff, and contribution to the marketing of the Fund, are evaluated in determining the amount of any bonus award.

•	Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.
•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation   Portfolio managers may also be awarded restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of June 30, 2012:

Mark Mobius, Ph.D.	Number Of Accounts	Total Assets ($Mil)
registered investment companies:
other pooled investment vehicles:
other accounts:

Conflicts of Interest

The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be a relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Research Portfolio Coordinators for the Curian/Franklin Templeton Frontier Markets Fund

Security Ownership of Portfolio Manager(s)	Mark Mobius, Ph.D.
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Neuberger Berman Fixed Income LLC [to be Updated by amendment]

Neuberger Berman Fixed Income LLC (“NBFI”), 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as Sub-Adviser to the Curian/Neuberger Berman Currency Fund.  Pursuant to an investment advisory agreement, NBFI is responsible for choosing the Fund’s investments and handling its day-to-day business; however, certain services may be performed by affiliates of NBFI.  NBFI carries out its duties subject to the policies established by the Board of Trustees.  Together, NBFI and its affiliates (collectively, “Neuberger Berman”) manage approximately $193 billion in total assets (as of 12/31/2011) and continue an asset management history that began in 1939.

Portfolio Manager Compensation Structure

Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing its employees.  Neuberger Berman considers a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance as well as competitive benchmarking.  It is Neuberger Berman’s foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

The Fixed Income Portfolio Managers receive a fixed (salary) and variable (bonus) compensation.  The bonus portion of a Portfolio Manager’s compensation is typically paid out at year end through a team bonus pool that may include both formulaic and discretionary elements. The formulaic portion of a bonus pool is a revenue-based model that generates a range for funding the Portfolio Management team compensation.  The determination of any discretionary funding of a pool outside of the range and the allocation of discretionary bonuses to individual participants are based on a variety of criteria, including aggregate investment performance, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

Incentive Structure

As a firm, Neuberger Berman believes that providing its employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to its success in retaining employees.

The terms of its long-term retention incentives are as follows:

•
Employee-Owned Equity.  An integral part of the management buyout of Neuberger Berman was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the common equity owned by all employees, and the same proportion of the preferred interests owned by employees.  Employee equity and preferred stock will be subject to vesting (generally 25% vests each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).

•
Contingent Compensation.  Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the "CCP") to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, a percentage of a participant's total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman’s investment strategies as specified by the firm on an employee-by-employee basis. By having a participant's contingent compensation be tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas.  In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In addition, CCP Participants who are also current equity holders may make an election to direct a portion of future Contingent Amounts into a program involving cash, equity or other property subject to vesting provisions and other provisions generally consistent with those of the traditional CCP. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent amounts under the 2009 and 2010 CCP will vest 50% after two years and 50% after three years. The contingent amounts under the 2011 and 2012 CCP will vest in 1/3 increments each year over a three year period.  Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

•
Restrictive Covenants.  Select senior professionals who have received equity grants have agreed to restrictive covenants which may include non-compete and non-solicit restrictions depending on participation.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of June 30, 2012:

Ugo Lancioni	Number Of Accounts	Total Assets ($Mil)
registered investment companies:
other pooled investment vehicles:
other accounts:

Thomas Sontag	Number Of Accounts	Total Assets ($Mil)
registered investment companies:
other pooled investment vehicles:
other accounts:

Richard Grau	Number Of Accounts	Total Assets ($Mil)
registered investment companies:
other pooled investment vehicles:
other accounts:

Conflicts of Interest

NBFI’s portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations, insurance companies, foundations, endowments, trusts, and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager’s management of the investments in the Fund and the management of other accounts. As a result, NBFI and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.

Accounts other than the Fund may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Fund. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Fund that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark. Additional reasons for such portfolio positionings may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging, and client direction. NBFI has policies and procedures in place that seek to manage and monitor this conflict.

Neuberger Berman has implemented policies and procedures (“MNPI Procedures”) that are reasonably designed to prevent the misuse by Neuberger Berman and its personnel of material information regarding issuers of securities that has not been publicly disseminated (“material nonpublic information”). In general, under the MNPI Procedures and applicable law, when Neuberger Berman is in possession of material non‐public information related to a publicly‐traded security or the issuer of such security, whether acquired unintentionally or otherwise, neither Neuberger Berman nor its personnel are permitted to render investment advice as to, or otherwise trade or recommend a trade in, the securities of such issuer until such time as the information that Neuberger Berman has is no longer deemed to be material non‐public information.

In the ordinary course of operations, certain businesses within Neuberger Berman may seek access to material non‐public information. For instance, the loan and distressed debt businesses within NBFI may utilize material non‐public information in purchasing loans and other debt instruments. The MNPI Procedures address the process by which material non‐public information may be acquired intentionally by Neuberger Berman. When considering whether to acquire material non‐public information, Neuberger Berman will attempt to balance the interests of all clients, taking into consideration relevant factors. The intentional acquisition of material non‐public information may give rise to a potential conflict of interest since NBFI may be prohibited from rendering investment advice to clients regarding the public securities of such issuer and thereby potentially limiting the universe of public securities that NBFI may purchase or potentially limiting the ability of NBFI to sell such securities.

Potential conflicts of interest may also arise when aggregating and/or allocating trades. NBFI will frequently aggregate trades (both buys and sells) for a client with other NBFI clients when it is determined that such aggregation should result in a more favorable trade execution for such client. NBFI has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. NBFI’s trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts. Such factors include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.

The fees charged to advisory clients by NBFI may differ depending upon a number of factors, including but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, NBFI, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.

Security Ownership of Research Portfolio Coordinators for the Curian/Neuberger Berman Currency Fund

Security Ownership of Portfolio Manager(s)	Ugo Lancioni	Thomas Sontag	Richard Grau
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Van Eck Associates Corporation [to be Updated by amendment]

Van Eck Associates Corporation (“Van Eck”), 335 Madison Avenue, New York, New York 10017 serves as Sub-Adviser to the Curian/Van Eck International Gold Fund.  Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, exchange-traded funds, other pooled investment vehicles and separate accounts.  As of December 31, 2011, Van Eck’s assets under management were approximately $33.1 billion.

Portfolio Manager Compensation Structure

[to be Updated by amendment]

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of June 30, 2012:

Joseph M. Foster	Number Of Accounts	Total Assets ($Mil)
registered investment companies:
other pooled investment vehicles:
other accounts:

Imaru Casanova	Number Of Accounts	Total Assets ($Mil)
registered investment companies:
other pooled investment vehicles:
other accounts:

Charl P. de M. Malan	Number Of Accounts	Total Assets ($Mil)
registered investment companies:
other pooled investment vehicles:
other accounts:

Conflicts of Interest

[to be Updated by amendment]

Security Ownership of Research Portfolio Coordinators for the Curian/Van Eck International Gold Fund

Security Ownership of Portfolio Manager(s)	Joseph M. Foster	Imaru Casanova	Charl P. de M. Malan
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 92, please add the following to the section entitled “Sub-Advisory Fees”:

FUND	ASSETS	FEES
Curian Guidance – Equity 100 Fund	All Assets	N/A*
Curian Guidance – Fixed-Income 100 Fund	All Assets	N/A*
Curian/DFA US Micro Cap Fund	$0 to $100 million Over $100 million	.55% .50%
Curian/Franklin Templeton Frontier Markets Fund	$0 to $50 million $50 million to $100 million $100 million to $250 million $250 million to $500 million $500 million to $750 million Over $750 million	1.10% 1.07% 1.05% 1.00% .95% .90%
Curian/Neuberger Berman Currency Fund	$0 to $250 million Over $250 million	.40% .35%
Curian/Van Eck International Gold Fund	All Assets	.50%
* This Fund does not have a Sub-Adviser.

On page 98, please delete the second paragraph of the section entitled “Distribution Plan” in its entirety and replace it with the following:

Currently, under the Plan, each Fund, except for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance –Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, the Curian Guidance – Institutional Alt 100 Fund, the Curian Guidance – Equity 100 Fund, and the Curian Guidance Fixed-Income 100 Fund will accrue daily and pay monthly to JNLD the Rule 12b-1 fee.  This fee is computed at a maximum annual rate of 0.25% of the average daily net assets of the Fund.  To the extent consistent with the Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services.  The types of services and expenses that may be reimbursed or compensated by the Rule 12b-1 fee pursuant to the Amended Plan include, but are not limited to, the following:

On page 103, please delete the first paragraph of the section entitled “Purchases, Redemptions and Pricing of Shares” in its entirety and replace it with the following:

Insurance company plans and the Curian Guidance – Institutional Alt 65 Fund, the Curian Guidance – Institutional Alt 100 Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Maximize Income Fund, the Curian Guidance – Strategic Maximum Growth Fund, the Curian Guidance – Strategic Moderate Growth Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Equity 100 Fund, and the Curian Guidance Fixed-Income 100 Fund may purchase shares of the Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company’s separate accounts.  These separate accounts are funded by shares of the Trust.

On page 106, please add the following sentence to the end of the sentence of the section entitled “Financial Statements”:

Because the Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed-Income 100 Fund, Curian/DFA US Micro Cap Fund, Curian/Franklin Templeton Frontier Markets Fund, Curian/Neuberger Berman Currency Fund and Curian/Van Eck International Gold Fund, have not yet commenced operations, no financial information is available.  When available, these Funds’ Annual and Semi-Annual Reports will be available upon request and without charge.

Proxy Voting Policies

[to be filed by amendment]

This Supplement is dated August 27, 2012.

(To be used with CMV8711 04/12 and CMV8711PROXY 04/12.)

CMX______ 08/12

CURIAN VARIABLE SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust of Registrant dated September 7, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(b)	(1)	By-Laws of Registrant dated September 7, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(c)		Not Applicable

(d)	(1)
Investment Advisory Agreement between Registrant and Curian Capital, LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(2)
Investment Sub-Advisory Agreement between Curian Capital, LLC and AQR Capital Management, LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(3)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Epoch Investment Partners, Inc. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(4)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Fiduciary Asset Management Inc. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(5)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Franklin Advisers, Inc. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(6)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Invesco Advisers, Inc. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(7)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Mellon Capital Management Corporation dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(8)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Nicholas Investment Partners, L.P. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(9)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Pacific Investment Management Company LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(10)
Investment Sub-Advisory Agreement between Curian Capital, LLC and PineBridge Investments LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(11)
Investment Sub-Advisory Agreement between Curian Capital, LLC and The Boston Company Asset Management LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(12)
Amendment dated March 1, 2012 to the Investment Advisory Agreement between Registrant and Curian Capital, LLC dated December 19, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(13)
Amendment dated March 1, 2012 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Invesco Advisers, Inc. dated December 19, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(e)	(1)
Distribution Agreement between Registrant and Jackson National Life Distributors LLC dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(2)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC dated March 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(f)		Not Applicable.

(g)	(1)
Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. dated March 24, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(2)
Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. dated March 24, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(3)
Settled Securities Class Action Services Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A., dated March 24, 2011, which supplements the Master Global Custody Agreement between Curian Series Trust and JPMorgan Chase Bank, N.A. dated March 24, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(4)
Addendum to Master Global Custody Agreement between Registrant and JPMorgan Chase Bank N.A. dated November 30, 2011, incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 filed with the Securities and Exchange Commission on January 26, 2012. (This Addendum is to add the Registrant as a party to the Agreements listed in items (g)(1); (g)(2); and (g)(3), which were originally executed between JPMorgan Chase Bank, N.A. and Curian Series Trust, an affiliated company of the Registrant).

(5)
Amendment dated March 1, 2012 to Master Global Custody Agreement between Registrant and JPMorgan Chase Bank N.A. dated March 24, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(h)	(1)
Administration Agreement between Registrant and Curian Capital, LLC dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(2)
Sub-Administration Agreement between Curian Capital, LLC and Jackson Fund Services, a division of Jackson National Asset Management, LLC, dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(3)
Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated November 29, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(4)
Management Fee Waiver Agreement between Registrant and Curian Capital, LLC dated February 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(5)
Fund Compliance Services Agreement between Registrant and Jackson Fund Services, a division of Jackson National Asset Management, LLC, dated October 5, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(6)
Anti-Money Laundering Agreement between Registrant and Jackson, dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(7)
Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, Capital Research and Management Corporation, and American Funds Service Company dated February 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(8)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, Capital Research and Management Corporation, and American Funds Service Company dated February 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(9)
Participation Agreement between Registrant, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc, iShares U.S. ETF Company, Inc., and iShares Sovereign Screened Global Bond Fund, Inc. dated January 31, 2012; iShares Notice of Application dated February 16, 2010; and iShares Order dated March 10, 2010, all of which are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(10)
Participation Agreement between Registrant and PIMCO ETF Trust dated January 31, 2012, PIMCO ETF Trust Notice of Application dated May 11, 2009, and PIMCO ETF Order dated June 1, 2009, all of which are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(11)
Participation Agreement between Registrant, Vanguard Admiral Funds, Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottdale Funds, Vanguard Specialized Funds, Vanguard Star Funds, Vanguard Tax-Managed Funds, Vanguard Whitehall Funds, and Vanguard World Funds dated January 31, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(12)
Purchasing Fund Agreement between Registrant, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust dated January 31, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(13)
Purchasing Fund Agreement between Registrant, SPDR® Dow Jones Industrial Average ETF Trust and SPDR® S&P 500® ETF Trust dated January 31, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(14)
Investing Fund Agreement between Registrant, The Select Sector SPDR Trust, SPDR Series Trust, and SPDR Index Shares Funds dated January 31, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(15)
Amended and Restated Administration Agreement between Registrant and Curian Capital, LLC dated March 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(16)
Amended and Restated Sub-Administration Agreement between Curian Capital, LLC and Jackson Fund Services, a division of Jackson National Asset Management, LLC, dated March 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(17)
Amendment dated March 1, 2012 to the Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated November 29, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(i)		Opinion and Consent of Counsel, attached hereto.

(j)		Consent of Auditors, to be filed by Amendment.

(k)		Not Applicable

(l)	(1)
Initial Capital Agreement between Registrant and Curian Capital, LLC, dated November 30, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(m)	(1)	Distribution Plan, dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

	(2)	Distribution Plan, dated March 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(n)		Not Applicable

(o)		Not Applicable

(p)	(1)	The Registrant's Code of Ethics, dated October 5, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(2)	Curian Capital, LLC’s Code of Ethics, dated September 12, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(3)	AQR Capital Management, LLC’s Code of Ethics, dated March 10, 2010, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(4)	Epoch Investment Partners, Inc.’s Code of Ethics, dated August 15, 2010, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(5)	Fiduciary Asset Management Inc.’s Code of Ethics, dated June 30, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(6)	Franklin Advisers, Inc.’s Code of Ethics, dated July 1, 2010, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(7)	Invesco Advisers, Inc.’s Code of Ethics, dated January 1, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(8)
Mellon Capital Management Corporation’s Code of Ethics, dated November 2007, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(9)	Nicholas Investment Partners, L.P.’s Code of Ethics, dated July 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(10)	Pacific Investment Management Company LLC’s Code of Ethics, dated May 2009, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(11)	PineBridge Investments LLC’s Code of Ethics, dated September 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(12)
The Boston Company Asset Management LLC’s Code of Ethics, dated November 2007, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(13)	Jackson National Life Distributors LLC’s Code of Ethics, dated August 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(14)	The Registrant's Code of Ethics, dated November 29, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust
JNL Series Trust
JNL Variable Fund LLC
JNL Investors Series Trust
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article IV of the Registrant’s Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article IV, Section 4.3 of the Registrant’s Agreement and Declaration of Trust provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

		(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of the Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Curian Capital, LLC (“Curian Capital”) contained in the section entitled “Management of the Trust” of the Prospectus, and the biographical information pertaining to Messrs. Agostine, Bell, Contillo, Fredricks, Koors, Piszczek, Taylor, and Wetzel; and Ms. Bergandine, Ms. Buiter, Ms. Crosser, and Ms. Rhee, contained in the section entitled “Trustees and Officers of the Trust” and the description of Curian Capital contained in the section entitled “Investment Adviser and Other Services” of the Statement of Additional Information.

Directors and Officers of Curian Capital:

NAME & ADDRESS	PRINCIPAL OCCUPATION

Rick Anthony 7601 Technology Way Denver, Colorado 80237	Vice President (12/13/2011 to present)

Christopher Baker 7601 Technology Way Denver, Colorado 80237	Vice President (11/19/2007 to present)

Michael Bell 7601 Technology Way Denver, Colorado 80237	President and Chief Executive Officer (12/19/2005 to present)

Holly Burke 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (08/09/2010 to present)

Richard Catts 7601 Technology Way Denver, Colorado 80237	Vice President (11/14/2011 to present)

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Senior Vice President and Chief Financial Officer (10/29/2010 to present)

Walt Czaicki 7601 Technology Way Denver, Colorado 80237	Vice President (10/17/2011 to present)

Lewis J. Dellarco Jr. 7601 Technology Way Denver, Colorado 80237	Vice President and Chief Compliance Officer (12/12/2008 to present)

Wendy Diggens 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (08/01/2011 to present)

Peter J. Eisenrich 7601 Technology Way Denver, Colorado 80237	Vice President (3/30/2010 to present)

James Ferrin 7601 Technology Way Denver, Colorado 80237	Vice President (8/13/2007 to present)

Jennifer Foss 7601 Technology Way Denver, Colorado 80237	Assistant Vice President ( 08/10/2009 to present)

Shannon Garcia 7601 Technology Way Denver, Colorado 80237	Vice President (12/19/2008 to present)

James Gilmore 7601 Technology Way Denver, Colorado 80237	Vice President (11/04/2011 to present)

Mark Godfrey 7601 Technology Way Denver, Colorado 80237	Vice President (03/19/2012 to present)

Brian Hargreaves 7601 Technology Way Denver, Colorado 80237	Vice President (03/12/2012 to present)

Rodger Hoofnagle 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (02/25/2009 to present)

Bonnie Howe 7601 Technology Way Denver, Colorado 80237	Senior Vice President (01/01/2012 to present) Vice President(12/19/2008 to 12/31/2011) General Counsel (12/19/2008 to present) Assistant Secretary (2/3/2010 to present)

Clifford J. Jack 7601 Technology Way Denver, Colorado 80237	Board of Managers (11/1/2002 to present)

Keith Johnson 7601 Technology Way Denver, Colorado 80237	Vice President (12/30/2011 to present)

Peter Lourdel 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (01/01/2008 to present)

Kevin R. McIntosh 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (11/29/2010 to present)

Thomas J. Meyer 1 Corporate Way Lansing, Michigan 48951	Board of Managers (11/1/2002 to present) Secretary (12/31/2003 to present)

Pete Muckley 7601 Technology Way Denver, Colorado 80237	Vice President (1/1/2007 to present)

P. Chad Myers 1 Corporate Way Lansing, Michigan 48951	Board of Managers (02/16/2011 to present)

Mark D. Nerud 225 West Wacker Drive Suite 1200 Chicago, Illinois 60606	Board of Managers (01/01/2011 to present)

Tim Parkinson 7601 Technology Way Denver, Colorado 80237	Divisional Vice President (09/07/2010 to present)

Clint Pekrul 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (01/04/2010 to present)

Mike Petko 7601 Technology Way Denver, Colorado 80237	Divisional Vice President (02/23/2011 to present)

Mashell Petersen 7601 Technology Way Denver, Colorado 80237	Vice President and Controller (01/01/2011 to present)

Chris Rosato 7601 Technology Way Denver, Colorado 80237	Senior Vice President (1/1/2007 to present)

Gregory B. Salsbury 7601 Technology Way Denver, Colorado 80237	Board of Managers (01/01/2011 to present)

Mark Schoenbeck 7601 Technology Way Denver, Colorado 80237	Senior Vice President (01/10/2011 to present)

Muhammad Shami 1 Corporate Way Lansing, Michigan 48951	Vice President (10/01/20111 to present)

John Smith 7601 Technology Way Denver, Colorado 80237	Vice President (02/27/2012 to present)

James R. Sopha 1 Corporate Way Lansing, Michigan 48951	Board of Managers (01/01/2011 to present)

Brian Sumner 7601 Technology Way Denver, Colorado 80237	Vice President (12/08/2011 to present)

William Thomas 7601 Technology Way Denver, Colorado 80237	Senior Vice President (03/12/2012 to present)

Marc R. van Rijssen 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (01/01/2011 to present)

Greg Verfaillie 7601 Technology Way Denver, Colorado 80237	Senior Vice President, National Sales Manager (10/31/2007 to present)

Bret Young 7601 Technology Way Denver, Colorado 80237	Senior Vice President (03/30/2012 to present)

Steve Young 7601 Technology Way Denver, Colorado 80237	Senior Vice President and Chief Investment Officer (5/18/2005 to present)

Derek Zachmann 7601 Technology Way Denver, Colorado 80237	Vice President (1/4/2010 to present)

AQR Capital Management, LLC; Dimensional Fund Advisors L.P.; Epoch Investment Partners, Inc.; Fiduciary Asset Management Inc.; Franklin Advisers, Inc.; Invesco Advisers, Inc.; Mellon Capital Management Corporation; Neuberger Berman Fixed Income LLC; Nicholas Investment Partners, L.P.; Pacific Investment Management Company LLC; PineBridge Investments LLC; Templeton Asset Management Ltd.; The Boston Company Asset Management LLC; and Van Eck Associates Corporation, the sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services.  Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:

SUB-ADVISERS:	FILE NO.:

AQR Capital Management, LLC	801-55543
Dimensional Fund Advisors L.P.	801-16283
Epoch Investment Partners, Inc.	801-63118
Fiduciary Asset Management Inc.	801-46751
Franklin Advisers, Inc.	801-26292
Invesco Advisers, Inc.	801-33949
Mellon Capital Management Corporation	801-19785
Neuberger Berman Fixed Income LLC	801-61757
Nicholas Investment Partners, L.P.	801-66532
Pacific Investment Management Company LLC	801-48187
PineBridge Investments LLC	801-18759
Templeton Asset Management Ltd.	801-46997
The Boston Company Asset Management LLC	801-6829
Van Eck Associates Corporation	801-21340

Item 32. Principal Underwriters.

(a)	Jackson National Life Distributors LLC acts as general distributor for the Registrant.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Greg Cicotte 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Clifford J. Jack 7601 Technology Way Denver, CO 80237	Manager

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Manger and Secretary

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Manager

Ty Anderson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Pamela Aurbach 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, CO 80237	Vice President

James Bossert 7601 Technology Way Denver, CO 80237	Senior Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kristina Brendlinger 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Bill J. Burrow 7601 Technology Way Denver, CO 80237	Senior Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Executive Vice President, Chief Financial Officer and FinOp

Christopher Cord 7601 Technology Way Denver, CO 80237	Assistant Vice President

George Daggett 7601 Technology Way Denver, CO 80237	Assistant Vice President

Paul Fitzgerald 7601 Technology Way Denver, CO 80237	Senior Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Patrick Halas 7601 Technology Way Denver, CO 80237	Assistant Vice President

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Doug Mantelli 7601 Technology Way Denver, CO 80237	Vice President

James McCorkle 7601 Technology Way Denver, CO 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brook Meyer 6550 Carothers Parkway, Suite 170 Franklin, TN 37067	Vice President

Jack Mishler 7601 Technology Way Denver, CO 80237	Senior Vice President

Timothy McDowell 7601 Technology Way Denver, CO 80237	Assistant Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Steven O’Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Senior Vice President

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Scott Romine 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Gregory B. Salsbury 7601 Technology Way Denver, CO 80237	Executive Vice President, Distribution

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, CO 80237	Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Doug Townsend 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Katie Turner 7601 Technology Way Denver, CO 80237	Vice President

Mary Walensa 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Megan Wilson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Matt Witulski 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Matthew Yellott 7601 Technology Way Denver, CO 80237	Assistant Vice President

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 7601 Technology Way, Denver, Colorado 80237; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

The Registrant shall undertake to file an amendment to this Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 and has duly caused this Post-Effective Amendment No. 7 to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado on the 4th day of June, 2012.

CURIAN VARIABLE SERIES TRUST

/s/ Michael A. Bell by Susan S. Rhee*
Michael A. Bell
President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities and on the date indicated.

/s/ David W. Agostine by Susan S. Rhee*	June 4, 2012
David W. Agostine
Trustee

/s/ Michael A. Bell by Susan S. Rhee*	June 4, 2012
Michael A. Bell
President and Trustee

/s/ Gregory P. Contillo by Susan S. Rhee*	June 4, 2012
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor by Susan S. Rhee*	June 4, 2012
Dylan E. Taylor
Trustee

/s/ Scot T. Wetzel by Susan S. Rhee*	June 4, 2012
Scot T. Wetzel
Trustee

/s/ Daniel W. Koors by Susan S. Rhee*	June 4, 2012
Daniel W. Koors
Treasurer and Chief Financial Officer

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of CURIAN VARIABLE SERIES TRUST (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Curian Variable Series Trust, hereby constitute and appoint Susan S. Rhee, Bonnie Howe, Mark D. Nerud and Michael A. Bell, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ David W. Agostine	January 1, 2012
David W. Agostine
Trustee

/s/ Michael A. Bell	January 1, 2012
Michael A. Bell
Trustee

/s/ Gregory P. Contillo	January 1, 2012
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor	January 1, 2012
Dylan E. Taylor
Trustee

/s/ Scot T. Wetzel	January 1, 2012
Scot T. Wetzel
Trustee

/s/ Daniel W. Koors	January 1, 2012
Daniel W. Koors
Treasurer and Chief Financial Officer (Principal Financial Officer)

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

(i)	Opinion and Consent of Counsel, attached hereto as EX 99.28(i).